Private Placement (Details) - $ / shares	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Jul. 12, 2021
Private Placement (Details) [Line Items]
Public offering, shares (in Shares)	14,375,000
Private Placement
Note 4 — Private Placement
Simultaneously with the closing of the IPO, the Sponsor purchased an aggregate of 7,250,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant, for an aggregate purchase price of $7,250,000, in a private placement. A portion of the proceeds from the private placement was added to the proceeds from the IPO held in the Trust Account.
The Private Placement Warrants are identical to the Public Warrants, except that the Private Warrants (i) will not be transferable, assignable or salable until the completion of the initial Business Combination and (ii) will be entitled to registration rights (see Note 7).

Price per private warrant (in Dollars per share)			$ 11.50
Sponsor
Private Placement (Details) [Line Items]
Public offering, shares (in Shares)	7,250,000
Private Placement
Private Placement (Details) [Line Items]
Per share price (in Dollars per share)		$ 1.00
Additional aggregate purchase price	7,250,000